Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating leases [Abstract]
Operating leases right-of-use assets	$ 1.2	$ 1.6
Current operating lease liabilities	$ 0.4	$ 0.5
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Non-current operating lease liabilities	$ 0.8	$ 1.1
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Components of Lease Cost [Abstract]
Operating lease expense	$ 15.2	$ 12.5